Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Trade And Other Receivables
	12-31-2023	12-31-2022
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	154,578,344	131,048,305
Receivables from shareholders	19,068	735,934
Guarantee deposits	43	134
	154,597,455	131,784,373
Current:

Trade receivables - CAMMESA	137,369,492	98,866,203
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	2,741,707	2,298,244
Trade receivables - Large users	9,180,837	6,679,940
Trade receivables - Forest clients	1,991,075	1,869,533
Receivables from associates and other related parties	-	181
Other receivables	10,036,693	27,022,762
	161,319,804	136,736,863

Allowance for doubtful accounts - Note 13.1.1.	(39,448)	(53,773)
	161,280,356	136,683,090

Due date of trade and other receivables
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2023	315,877,811	300,568,207	15,204,643	72,175	18,047	10,534	4,205

Allowance for doubtful accounts
	12-31-2023							12-31-2022
Item	At beginning	Increases		Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	53,773	32,131	(2)	(21,043	)(1)	(25,413)	39,448	53,773
Total 12-31-2023	53,773	32,131		(21,043)		(25,413)	39,448
Total 12-31-2022	89,753	6,250		(34,249	)(1)	(7,981)		53,773

Trade And Other Payables
	12-31-2023	12-31-2022
	ARS 000	ARS 000
Current:

Trade and other payables	49,519,925	22,989,124
Payables to associates and other related parties	283,548	387,226
	49,803,473	23,376,350

Other Loans And Borrowings
	12-31-2023		12-31-2022
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	208,087,574	(1)	140,883,742	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	78,286,333	(1)	-
	286,373,907		140,883,742
Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	45,835,886	(1)	34,239,411	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	1,231,627	(1)	-
Corporate bonds - Manque and Los Olivos Program (Note 13.3.8)	-		15,833,048	(1)
Bank and investment accounts overdrafts	1,743,105		6,560,210
	48,810,618		56,632,669

Changes in liabilities arising from financing activities
	01-01-2023	Incorporation by acquisition of companies	Payments	Non-cash transactions	Disbursements	Other	31-12-2023
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	140,883,742	20,446,246	-	(150,692,749)	69,664,166	206,072,502	286,373,907

Current liabilities

Loans and borrowings	56,632,669	37,771,408	(108,068,934)	(68,632,440)	3,982,116	127,125,799	48,810,618

	01-01-2022	Incorporation by acquisition of companies	Payments	Non-cash transactions	Disbursements	Other	31-12-2022
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	219,481,798	-	-	(98,289,828)	-	19,691,772	140,883,742

Current liabilities

Loans and borrowings	41,336,226	-	(35,784,301)	(45,865,105)	6,554,131	90,391,718	56,632,669

Fair Value Of Financial Assets And Liabilities
	Carrying amount		Fair value
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	315,877,811	268,467,463	315,877,811	268,467,463
Other financial assets	128,183,604	133,419,616	128,183,604	133,419,616
Cash and cash equivalents	13,470,493	28,785,809	13,470,493	28,785,809
Total	457,531,908	430,672,888	457,531,908	430,672,888

Financial liabilities

Loans and borrowings	335,184,525	197,516,411	335,184,525	197,516,411
Total	335,184,525	197,516,411	335,184,525	197,516,411

Fair Value Measurement Hierarchy
	Fair value measurement using:
12-31-2023	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	18,003,429	18,003,429	-	-
Public debt securities	102,677,487	102,677,487	-	-
Stocks and corporate bonds	4,959,801	-	4,959,801	-
Interest rate swap	2,542,887	2,542,887	-	-
Total financial assets measured at fair value	128,183,604	123,223,803	4,959,801	-

	Fair value measurement using:
12-31-2022	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	19,123,490	19,123,490	-	-
Public debt securities	108,417,085	108,417,085	-	-
Stocks and corporate bonds	4,238,947	-	4,238,947	-
Interest rate swap	1,640,094	1,640,094	-	-
Total financial assets measured at fair value	133,419,616	129,180,669	4,238,947	-

Other Financial Assets
	12-31-2023	12-31-2022
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by National Government	47,062,484	108,416,976
Public debt securities - T-Bills	21,042,199	109
Mutual funds	17,349,564	18,626,907
Stocks and corporate bonds	2,542,886	1,640,094
Interest rate swap	1,840,947	1,314,807
	89,838,080	129,998,893

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities - T-Bills	34,572,805	-
Mutual funds	653,866	496,583
Interest rate swap	3,118,853	2,924,140
	38,345,524	3,420,723
Financial assets at amortized cost

Unquoted shares:

- TSM	178,734	135,550
- TMB	216,359	76,011
	395,093	211,561
	38,740,617	3,632,284

Financial Assets And Liabilities In Foreign Currency
	12-31-2023					12-31-2022
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	191,196	808.48	(2)	154,578,344	USD	237,581	131,047,555
Other financial assets	USD	46,796	805.45		37,691,658	USD	5,306	2,923,797
					192,270,002			133,971,352

CURRENT ASSETS

Cash and cash equivalents	USD	14,046	805.45		11,313,351	USD	50,869	28,032,225
	EUR	2	889.38		1,779	EUR	2	1,180
Other financial assets	USD	66,181	805.45		53,305,465	USD	8,983	4,950,236
Trade and other receivables	USD	105,677	808.48	(2)	85,438,090	USD	92,185	50,848,421
	USD	18,607	805.45		14,987,008	USD	29,201	16,091,707
					165,045,693			99,923,769
					357,315,695			233,895,121

NON-CURRENT LIABILITIES

Loans and borrowings	USD	363,490	808.45		293,863,593	USD	305,131	168,337,655
Trade and other payables	USD	2,319	808.45		1,874,796	-	-	-
					295,738,389			168,337,655

CURRENT LIABILITIES

Loans and borrowings	USD	60,002	808.45		48,508,515	USD	64,439	35,550,337
Trade and other payables	USD	38,950	808.45		31,489,128	USD	9,966	5,498,142
	EUR	1,532	894.71		1,370,698	EUR	144	85,164
	SEK	202	81.01		16,365	-	-	-
					81,384,706			41,133,643
					377,123,095			209,471,298